Property, Plant and Equipment, Net - Summary of Changes in Property Plant and Equipment, Net (Detail) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 2,788,204,501	$ 2,726,838,537
Changes:
Increases other than those from business combinations		229,094,286	203,460,335
Increase (decrease) from net foreign exchange differences		(910,374)	(254,793)
Depreciation		111,507,897	114,203,295
Disposals and withdrawals from service		527,471	31,960,189
Disposals		527,469	5,584,035
Write-offs		(2)	(26,376,154)
Argentine companies hyperinflation		1,912,829
Other increases/decreases		12,832,120	4,323,906
Total changes		130,893,493	61,365,964
Ending balance		2,919,097,994	2,788,204,501
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	554,424,935	554,424,935	588,700,578
Changes:
Increases other than those from business combinations	223,154,320		203,401,391
Increase (decrease) from net foreign exchange differences	(129,401)		(101,444)
Increase (decreases) from transfers and other changes	(135,136,356)		(207,314,070)
Increases (decreases) from transfers from construction in process	(135,136,356)		(207,314,070)
Disposals and withdrawals from service			30,206,357
Disposals			5,099,800
Write-offs			(25,106,557)
Other increases/decreases	12,541,161		(55,163)
Total changes	100,429,724		(34,275,643)
Ending balance	654,854,659	654,854,659	554,424,935
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		52,063,679	51,342,724
Changes:
Increases other than those from business combinations		5,893,739
Increase (decrease) from net foreign exchange differences		(35,406)	(25,624)
Increase (decreases) from transfers and other changes			776,932
Increases (decreases) from transfers from construction in process			776,932
Disposals and withdrawals from service			30,353
Disposals			30,353
Other increases/decreases		10,677
Total changes		5,869,010	720,955
Ending balance		57,932,689	52,063,679
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		9,029,526	9,703,906
Changes:
Increase (decrease) from net foreign exchange differences		(61,194)	(44,699)
Depreciation		611,036	629,681
Increase (decreases) from transfers and other changes		81,534
Increases (decreases) from transfers from construction in process		81,534
Other increases/decreases		2
Total changes		(590,694)	(674,380)
Ending balance		8,438,832	9,029,526
Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,117,017,034	2,033,720,809
Changes:
Increases other than those from business combinations		46,227
Increase (decrease) from net foreign exchange differences		(790,755)	(336,622)
Depreciation		108,405,979	110,391,381
Increase (decreases) from transfers and other changes		135,214,591	191,406,850
Increases (decreases) from transfers from construction in process		135,214,591	191,406,850
Disposals and withdrawals from service		527,470	1,723,479
Disposals		527,469	453,882
Write-offs		(1)	(1,269,597)
Argentine companies hyperinflation		1,912,829
Other increases/decreases		1,829,141	4,340,857
Total changes		29,278,584	83,296,225
Ending balance		2,146,295,618	2,117,017,034
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		37,160,396	24,007,331
Changes:
Increases other than those from business combinations			58,944
Increase (decrease) from net foreign exchange differences		106,382	253,596
Depreciation		1,636,624	2,327,975
Increase (decreases) from transfers and other changes		(159,769)	15,130,288
Increases (decreases) from transfers from construction in process		(159,769)	15,130,288
Disposals and withdrawals from service		1
Write-offs		(1)
Other increases/decreases		(1,548,860)	38,212
Total changes		(3,238,872)	13,153,065
Ending balance		33,921,524	37,160,396
Finance Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		18,508,931	19,363,189
Changes:
Depreciation		854,258	854,258
Other increases/decreases		(1)
Total changes		(854,259)	(854,258)
Ending balance		$ 17,654,672	$ 18,508,931